Segment information- Principal Customers and Credit Risk (Details) - customer	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about major customers and credit risk [line items]
Number of largest customers	3
Certain wholesalers in the United States
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	42.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	22.00%	18.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	14.00%	12.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	6.00%	5.00%